Financial risk (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Schedule of credit risk exposure
Loans at amortized cost, outstanding balance

	December 31, 2022
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,864,686	—	—	2,864,686
Grades 5 - 6	0.75 - 3.80	3,645,901	50,625	—	3,696,526
Grades 7 - 8	3.81 - 34.51	123,603	48,098	20,000	191,701
Grades 9 - 10	34.52 - 100	—	—	10,107	10,107
		6,634,190	98,723	30,107	6,763,020
Loss allowance		(28,589)	(5,050)	(21,561)	(55,200)
Total		6,605,601	93,673	8,546	6,707,820

	December 31, 2021
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	3,016,938	—	—	3,016,938
Grades 5 - 6	0.75 - 3.80	2,466,348	57,799	—	2,524,147
Grades 7 - 8	3.81 - 34.51	99,807	83,120	10,593	193,520
		5,583,093	140,919	10,593	5,734,605
Loss allowance		(20,115)	(16,175)	(5,186)	(41,476)
Total		5,562,978	124,744	5,407	5,693,129
Loan commitments, financial guarantees issued and customers’ liabilities under acceptances

	December 31, 2022
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and financial guarantees issued
Grades 1 - 4	0.03 - 0.74	302,260	—	—	302,260
Grades 5 - 6	0.75 - 3.80	279,550	1,700	—	281,250
Grades 7 - 8	3.81 - 34.51	195,864	—	—	195,864
		777,674	1,700	—	779,374

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	34,258	—	—	34,258
Grades 5 - 6	0.75 - 3.80	19,782	—	—	19,782
Grades 7 - 8	3.81 - 34.51	109,305	—	—	109,305
		163,345	—	—	163,345
		941,019	1,700	—	942,719
Loss allowance		(3,605)	(23)	—	(3,628)
Total		937,414	1,677	—	939,091

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and financial guarantees issued
Grades 1 - 4	0.03 - 0.74	257,831	—	—	257,831
Grades 5 - 6	0.75 - 3.80	172,993	21,400	—	194,393
Grades 7 - 8	3.81 - 34.51	151,535	—	—	151,535
		582,359	21,400	—	603,759

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	54,185	—	—	54,185
Grades 5 - 6	0.75 - 3.80	6,903	—	—	6,903
Grades 7 - 8	3.81 - 34.51	140,427	—	—	140,427
		201,515	—	—	201,515
		783,874	21,400	—	805,274
Loss allowance		(3,472)	(331)	—	(3,803)
Total		780,402	21,069	—	801,471
Securities at amortized cost

	December 31, 2022
	12-month DP Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	736,139	—	—	736,139
Grades 5 - 6	0.75 - 3.80	154,248	46,589	—	200,837
Grades 7 - 8	3.81 - 34.51	—	—	4,995	4,995
		890,387	46,589	4,995	941,971
Loss allowance		(2,170)	(1,779)	(4,002)	(7,951)
Total		888,217	44,810	993	934,020

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	453,627	—	—	453,627
Grades 5 - 6	0.75 - 3.80	177,496	—	—	177,496
		631,123	—	—	631,123
Loss allowance		(1,790)	—	—	(1,790)
Total		629,333	—	—	629,333
Securities at FVOCI

	December 31, 2022
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	77,972	—	—	77,972
		77,972	—	—	77,972
Loss allowance		(10)	—	—	(10)
Total		77,962	—	—	77,962

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	193,488	—	—	193,488
		193,488	—	—	193,488
Loss allowance		(26)	—	—	(26)
Total		193,462	—	—	193,462

Schedule of financial assets that are either past due or impaired
The following table presents information of the current and past due balances of loans at amortized cost in stages 1, 2 and 3:

	December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Current	6,634,190	98,723	—	6,732,913
Past Due	—	—	20,000	20,000
Delinquent	—	—	10,107	10,107
Total	6,634,190	98,723	30,107	6,763,020

	December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Current	5,583,093	140,919	10,593	5,734,605

Schedule of credit exposure of derivative transactions
The following table presents an analysis of counterparty credit exposures arising from derivative transactions. The Bank's derivative fair values are generally secured by cash.

	December 31, 2022
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	368,711	483	(544)
Cross-currency swaps	1,175,570	45,806	(33,217)
Foreign exchange forwards	189,173	21,870	—
Total	1,733,454	68,159	(33,761)

	December 31, 2021
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	60,000	1,282	(538)
Cross-currency swaps	883,931	9,523	(27,917)
Total	943,931	10,805	(28,455)

Schedule of macroeconomic assumptions used in the base, optimistic and pessimistic scenarios
The table below lists the alert model's macroeconomic assumptions for countries representing the higher exposures, for the base, upside and downside scenarios over the five-year forecasted average available for each reporting period.

		Variable
		GDP Growth (Var.% )		ComEx Growth Index (Var.% )
	Scenario	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	Base	1.9%	2.7%	7.1%	9.5%
Brazil	Upside	2.9%	3.7%	10.6%	13.0%
	Downside	0.5%	1.3%	3.1%	5.5%
	Base	1.7%	3.4%	3.1%	12.4%
Chile	Upside	2.8%	4.5%	6.6%	15.9%
	Downside	0.5%	2.2%	-0.9%	8.4%
	Base	3.6%	4.6%	8.4%	10.7%
Colombia	Upside	4.7%	5.7%	11.4%	13.7%
	Downside	2.3%	3.3%	4.9%	7.2%
	Base	4.8%	6.2%	5.8%	11.0%
Dominican Republic	Upside	6.0%	7.4%	9.3%	14.5%
	Downside	3.5%	4.9%	1.8%	7.0%
	Base	3.5%	3.5%	5.8%	8.1%
Guatemala	Upside	4.5%	4.5%	8.8%	11.1%
	Downside	2.3%	2.3%	2.3%	4.6%
	Base	1.9%	3.0%	6.4%	9.4%
Mexico	Upside	2.9%	4.0%	10.4%	13.4%
	Downside	0.7%	1.8%	1.9%	4.9%
	Base	5.0%	5.6%	6.2%	5.6%
Panama	Upside	6.5%	7.1%	9.2%	8.6%
	Downside	3.6%	4.2%	2.7%	2.1%
	Base	2.9%	4.9%	4.9%	11.7%
Peru	Upside	3.9%	5.9%	8.4%	15.2%
	Downside	1.7%	3.7%	0.9%	7.7%

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments	The following tables show reconciliations from the opening to the closing balances of the loss allowance by class of financial instrument. The basis for determining transfers due to changes in credit risk is set out in our accounting policy in Note 3.4 (K).
A.    Credit risk (continued)
Loans at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	20,115	16,175	5,186	41,476
Transfer to lifetime expected credit losses	(29)	29	—	—
Transfer to 12-month expected credit losses	176	(176)	—	—
Transfer to credit-impaired financial instruments	(130)	—	130	—
Net effect of changes in allowance for expected credit losses	(1,718)	(10,146)	16,072	4,208
Financial instruments that have been derecognized during the year	(12,385)	(832)	—	(13,217)
New instruments originated or purchased	22,560	—	—	22,560
Write-offs	—	—	(893)	(893)
Recoveries	—	—	1,066	1,066
Allowance for expected credit losses as of December 31, 2022	28,589	5,050	21,561	55,200

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	16,661	19,916	4,588	41,165
Transfer to lifetime expected credit losses	(158)	158	—	—
Transfer to 12-month expected credit losses	243	(243)	—	—
Net effect of changes in allowance for expected credit losses	(874)	(2,041)	438	(2,477)
Financial instruments that have been derecognized during the year	(13,100)	(1,615)	—	(14,715)
New instruments originated or purchased	17,343	—	—	17,343
Recoveries	—	—	160	160
Allowance for expected credit losses as of December 31, 2021	20,115	16,175	5,186	41,476
The allowance for expected credit losses on loan commitments and financial guarantee contracts reflects the Bank’s Management is estimate of expected credit losses of customers’ liabilities under acceptances and contingent liabilities such as: confirmed letters of credit, stand-by letters of credit, guarantees, and credit commitments.

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	3,472	331	—	3,803
Transfer to 12-month expected credit losses	133	(133)	—	—
Net effect of changes in reserve for expected credit losses	(160)	(39)	—	(199)
Financial instruments that have been derecognized during the year	(2,981)	(136)	—	(3,117)
New instruments originated or purchased	3,141	—	—	3,141
Allowance for expected credit losses as of December 31, 2022	3,605	23	—	3,628

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	2,426	478	—	2,904
Transfer to lifetime expected credit losses	(53)	53	—	—
Transfer to 12-month expected credit losses	87	(87)	—	—
Net effect of changes in reserve for expected credit losses	(96)	42	—	(54)
Financial instruments that have been derecognized during the year	(1,793)	(155)	—	(1,948)
New instruments originated or purchased	2,901	—	—	2,901
Allowance for expected credit losses as of December 31, 2021	3,472	331	—	3,803
Securities at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	1,790	—	—	1,790
Transfer to lifetime expected credit losses	(46)	46	—	—
Transfer to credit-impaired financial instruments	(33)	—	33	—
Net effect of changes in allowance for expected credit losses	(13)	941	3,969	4,897
Financial instruments that have been derecognized during the year	(420)	—	—	(420)
New instruments originated or purchased	892	792	—	1,684
Allowance for expected credit losses as of December 31, 2022	2,170	1,779	4,002	7,951
A.    Credit risk (continued)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	462	33	—	495
Net effect of changes in allowance for expected credit losses	(20)	—	—	(20)
Financial instruments that have been derecognized during the year	(160)	(33)	—	(193)
New instruments originated or purchased	1,508	—	—	1,508
Allowance for expected credit losses as of December 31, 2021	1,790	—	—	1,790
Securities at FVOCI

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	26	—	—	26
Financial instruments that have been derecognized during the year	(16)	—	—	(16)
Allowance for expected credit losses as of December 31, 2022	10	—	—	10

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	43	—	—	43
New instruments originated or purchased	(17)	—	—	(17)
Allowance for expected credit losses as of December 31, 2021	26	—	—	26
The following table provides a reconciliation between:
-    Amounts shown in the previous tables reconciling opening and closing balances of loss allowance per class of financial instrument; and
-    The (reversal) provision for credit losses’ line item in the consolidated statement of profit or loss.
A.    Credit risk (continued)

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2022			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	4,208	(199)	4,897	—	8,906
Financial instruments that have been derecognized during the year	(13,217)	(3,117)	(420)	(16)	(16,770)
New financial assets originated or purchased	22,560	3,141	1,684	—	27,385
Total	13,551	(175)	6,161	(16)	19,521

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2021			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	(2,477)	(54)	(20)	—	(2,551)
Financial instruments that have been derecognized during the year	(14,715)	(1,948)	(193)	(17)	(16,873)
New financial assets originated or purchased	17,343	2,901	1,508	—	21,752
Total	151	899	1,295	(17)	2,328

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2020			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	13,459	79	38	—	13,576
Financial instruments that have been derecognized during the year	(28,036)	(1,885)	(86)	—	(30,007)
New financial assets originated or purchased	12,828	1,666	430	43	14,967
Total	(1,749)	(140)	382	43	(1,464)

Schedule of reconciliation of changes in the net carrying amount of credit-impaired loans
The following table sets out a reconciliation of changes in the carrying amount of the allowance for credit losses for credit-impaired financial assets:

	December 31,
	2022	2021
Credit-impaired loans at beginning of year	5,186	4,588
Classified as credit-impaired during the year	130	—
Change in allowance for expected credit losses	14,606	191
Write-offs	(893)	—
Recoveries of amounts previously written off	1,066	160
Interest income	1,466	247
Credit-impaired loans at end of year	21,561	5,186

December 31, 2022
Investments at amortized cost with credit impairment at beginning of year	—
Classified as credit-impaired during the year	33
Change in allowance for expected credit losses	3,717
Interest income	252
Investments at amortized cost with credit impairment at end of year	4,002

Schedule of concentrations of credit risk by sector and industry.
Concentration by sector and industry

	Loans at amortized cost		Loan commitments and financial guarantee contracts		Securities
					At amortized cost		FVOCI
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Carrying amount - principal	6,763,020	5,734,605	163,345	201,515	941,971	631,123	77,972	193,488
Amount committed/guaranteed	—	—	779,374	603,759	—	—	—	—

Concentration by sector
Corporations:
Private	2,553,193	1,934,056	409,139	336,181	543,381	362,085	24,773	59,096
State-owned	1,115,932	1,085,211	110,468	47,144	51,388	43,266	—	—
Financial institutions:
Private	2,245,385	2,123,881	120,614	140,289	250,975	127,690	—	—
State-owned	719,882	567,847	302,498	281,660	31,902	46,496	53,199	134,392
Sovereign	128,628	23,610	—	—	64,325	51,586	—	—
Total	6,763,020	5,734,605	942,719	805,274	941,971	631,123	77,972	193,488

Concentration by industry
Financial institutions	2,965,266	2,691,728	423,112	421,949	282,878	174,186	53,199	134,392
Manufacturing	1,341,453	1,122,325	293,659	193,169	339,914	180,088	14,898	44,586
Oil and petroleum derived products	1,244,491	1,091,264	104,426	62,208	77,553	74,954	9,875	14,510
Agricultural	317,037	267,382	3,854	—	—	—	—	—
Services	267,868	220,942	55,430	55,612	64,412	66,609	—	—
Mining	150,707	95,364	—	—	24,381	9,912	—	—
Sovereign	128,628	23,610	—	—	64,325	51,586	—	—
Other	347,570	221,990	62,238	72,336	88,508	73,788	—	—
Total	6,763,020	5,734,605	942,719	805,274	941,971	631,123	77,972	193,488

Schedule of concentrations of credit risk by rating and country
Risk rating and concentration by country

	Loans at amortized cost		Loan commitments and financial guarantee contracts		Securities
					At amortized cost		FVOCI
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Carrying amount - principal	6,763,020	5,734,605	163,345	201,515	941,971	631,123	77,972	193,488
Amount committed/guaranteed	—	—	779,374	603,759	—	—	—	—

Rating
1-4	2,864,685	3,016,938	336,519	312,016	736,139	453,627	77,972	193,488
5-6	3,696,527	2,524,147	301,031	201,296	200,837	177,496	—	—
7-8	191,701	193,520	305,169	291,962	4,995	—	—	—
10	10,107	—	—	—	—	—	—	—
Total	6,763,020	5,734,605	942,719	805,274	941,971	631,123	77,972	193,488

Concentration by country
Argentina	55,598	74,252	—	—	—	—	—	—
Australia	—	—	—	—	9,628	9,900	—	—
Belgium	25,362	17,374	—	—	—	—	—	—
Bolivia	—	3,000	3,759	2,983	—	—	—	—
Brazil	980,205	1,101,999	54,907	—	69,501	99,082	—	—
Canada	—	—	—	—	13,503	13,786	—	—
Chile	416,714	625,119	44,846	41,932	112,586	105,730	—	—
Colombia	702,409	795,467	54,333	50,630	54,484	38,038	—	—
Costa Rica	260,625	180,480	56,718	89,442	9,926	1,984	—	—
Denmark	—	—	11,880	—	—	—	—	—
Dominican Republic	579,918	275,423	27,534	16,499	4,828	4,947	—	—
Ecuador	110,466	37,446	305,168	281,075	—	—	—	—
El Salvador	30,032	73,500	—	6,867	—	—	—	—
France	126,929	179,491	66,906	62,172	—	—	—	—
Germany	—	—	10,000	7,000	—	—	—	—
Guatemala	745,837	431,543	67,456	58,145	—	3,051	—	—
Honduras	176,270	32,192	3,615	18,286	—	—	—	—
Hong Kong	2,800	17,600	—	—	—	—	—	—
Ireland	—	—	—	—	9,579	—	—	—
Israel	—	—	—	—	4,880	4,968	—	—
Jamaica	14,083	5,215	—	—	—	—	—	—
Japan	14,712	—	—	—	4,353	—	—	—
Luxembourg	114,557	117,700	—	—	—	—	—	—
Mexico	823,028	726,922	69,080	4,000	100,870	55,620	—	—
Panama	533,452	203,115	19,240	66,973	29,065	22,807	—	—
Paraguay	151,287	98,112	3,430	9,430	—	—	—	—
Peru	478,998	343,485	114,941	65,091	60,575	64,134	—	—
Singapore	152,208	58,117	24,333	10,750	—	—	—	—
Trinidad and Tobago	128,846	140,537	—	—	—	—	—	—
United States of America	53,463	19,000	3,349	—	458,193	207,076	43,464	88,170
United Kingdom	51,221	42,700	—	—	—	—	—	—
Uruguay	34,000	134,816	1,224	13,999	—	—	—	—
Multilateral	—	—	—	—	—	—	34,508	105,318
Total	6,763,020	5,734,605	942,719	805,274	941,971	631,123	77,972	193,488

Schedule of offsetting financial assets and liabilities
The following tables include financial assets and liabilities that are offset in the consolidated financial statement or subject to an enforceable master netting arrangement:
a)Derivative financial instruments – assets

	December 31, 2022
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net Amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	68,159	—	68,159	—	(50,615)	17,544
Total	68,159	—	68,159	—	(50,615)	17,544

	December 31, 2021
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net Amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	10,805	—	10,805	—	(5,030)	5,775
Total	10,805	—	10,805	—	(5,030)	5,775
Securities sold under repurchase agreements and derivative financial instruments – liabilities

	December 31, 2022
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net Amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements	(300,498)	—	(300,498)	791,956	22,947	514,405

Derivative financial instruments used for hedging	(33,761)	—	(33,761)	—	17,702	(16,059)
Total	(334,259)	—	(334,259)	791,956	40,649	498,346

	December 31, 2021
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net Amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements	(427,497)	—	(427,497)	498,274	3,110	73,887

Derivative financial instruments used for hedging	(28,455)	—	(28,455)	—	28,942	487
Total	(455,952)	—	(455,952)	498,274	32,052	74,374

Schedule of Bank's liquid assets along with average information
The following table details the Bank’s liquidity ratios, described in the previous paragraph, as of December 31, 2022 and 2021, respectively:

	December 31,
	2022	2021
At the end of the year	167.46%	199.19%
Year average	132.63%	122.80%
Maximum of the year	276.86%	306.82%
Minimun of the year	81.18%	66.43%

Schedule of Bank's liquid assets by geographical location
The following table includes the Bank’s liquid assets by country risk:

	December 31, 2022			December 31, 2021
(in millions of USD dollars)	Cash and due from banks	Securities FVOCI	Total	Cash and due from banks	Securities FVOCI	Total
United States of America	1,151	43	1,194	1,203	89	1,292
Latin America	15	—	15	8	—	8
Multilateral	25	35	60	—	105	105
Total	1,191	78	1,269	1,211	194	1,405

Schedule of Bank's demand deposits ratio on total deposits
The following table includes the Bank’s demand deposits from customers and its ratio to total deposits from customers:

	December 31,
	2022	2021
(in millions of USD dollars)
Demand and "overnight" deposits	583	362
Demand and "overnight" deposits to total deposits	18.27%	11.92%

Schedule of Bank's demand deposits from customers is satisfied by the Bank's liquid assets
The liquidity requirements resulting from the Bank’s demand deposits from customers is satisfied by the Bank’s liquid assets as follows:

	December 31,
(in millions of USD dollars)	2022	2021
Total liquid assets	1,269	1,404
Total assets to total liabilities	39.77%	46.26%
Total liquid assets in the Federal Reserve of the United States of America	90.23%	85.52%

Schedule of Bank's loans and securities short-term portfolio with maturity within one year
The following table includes the carrying amount for the Bank’s loans and securities short-term portfolio with maturity within one year based on their original contractual term along with its average remaining term:

	December 31,
(in millions of USD dollars)	2022	2021
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	4,008	3,426
Average term (days)	200	191

Schedule of Bank's loans and securities short-term portfolio with medium term maturity
The following table includes the carrying amount for the Bank’s loans and securities medium term portfolio with maturity over one year based on their original contractual terms along with their average remaining term:

	December 31,
(in millions of USD dollars)	2022	2021
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	3,775	3,134
Average term (days)	1367	1365

Schedule of future cash flows between assets and liabilities grouped by its remaining maturity with respect to the contractual maturity
The following table details the future undiscounted cash flows of financial assets and liabilities grouped by their remaining maturity with respect to the contractual maturity:

	December 31, 2022
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,241,779	—	—	—	—	1,241,779	1,241,586
Securities	129,983	105,789	98,345	744,996	10,293	1,089,406	1,023,632
Loans	2,294,259	1,478,494	1,223,661	2,244,454	158,967	7,399,835	6,760,434
Derivative financial instruments - assets	4,216	10,831	14,015	39,097	—	68,159	68,159
Total	3,670,237	1,595,114	1,336,021	3,028,547	169,260	9,799,179	9,093,811

Liabilities
Deposits	(2,770,754)	(256,989)	(161,889)	(39,805)	—	(3,229,437)	(3,205,386)
Securities sold under repurchase agreements	(53,418)	(64,513)	(55,144)	(138,286)	—	(311,361)	(300,498)
Borrowings and debt, net	(776,584)	(895,531)	(934,288)	(2,212,704)	(41,523)	(4,860,630)	(4,464,389)
Lease liabilities	(384)	(384)	(738)	(5,769)	(13,771)	(21,046)	(16,745)
Derivative financial instruments - liabilities	(3,702)	(764)	(63)	(26,882)	(2,350)	(33,761)	(33,761)
Total	(3,604,842)	(1,218,181)	(1,152,122)	(2,423,446)	(57,644)	(8,456,235)	(8,020,779)

Subtotal net position	65,395	376,933	183,899	605,101	111,616	1,342,944	1,073,032

Off-balance sheet contingencies
Confirmed letters of credit	166,367	117,398	21,024	—	—	304,789
Stand-by letters of credit and guarantees	132,353	117,750	92,750	8,772	—	351,625
Credit commitments	—	13,102	32,906	76,952	—	122,960
Total	298,720	248,250	146,680	85,724	—	779,374
Total net position	(233,325)	128,683	37,219	519,377	111,616	563,570
B.    Liquidity risk (continued)

	December 31, 2021
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,253,052	—	—	—	—	1,253,052	1,253,052
Securities	36,984	44,743	179,219	599,397	—	860,343	831,913
Loans	1,936,018	1,040,765	1,349,286	1,568,311	151,529	6,045,909	5,713,022
Derivative financial instruments - assets	2,791	3,592	—	4,422	—	10,805	10,805
Total	3,228,845	1,089,100	1,528,505	2,172,130	151,529	8,170,109	7,808,792

Liabilities
Deposits	(2,641,995)	(310,326)	(79,034)	(8,090)	—	(3,039,445)	(3,037,457)
Securities sold under repurchase agreements	(333,031)	(60,218)	—	(35,515)	—	(428,764)	(427,497)
Borrowings and debt, net	(583,283)	(726,715)	(802,911)	(1,348,323)	(16,536)	(3,477,768)	(3,315,500)
Lease liabilities	(393)	(393)	(787)	(5,819)	(15,215)	(22,607)	(17,733)
Derivative financial instruments - liabilities	—	(4,821)	(7,773)	(15,145)	(716)	(28,455)	(28,455)
Total	(3,558,702)	(1,102,473)	(890,505)	(1,412,892)	(32,467)	(6,997,039)	(6,826,642)

Subtotal net position	(329,857)	(13,373)	638,000	759,238	119,062	1,173,070	982,150

Off-balance sheet contingencies
Confirmed letters of credit	149,672	62,123	2,435	—	—	214,230
Stand-by letters of credit and guarantees	75,245	118,287	54,375	20,289	—	268,196
Credit commitments	35,000	—	45,000	41,333	—	121,333
Total	259,917	180,410	101,810	61,622	—	603,759
Total net position	(589,774)	(193,783)	536,190	697,616	119,062	569,311

Schedule of liquidity reserves
The following table sets out the components of the Banks’s liquidity reserves:

	December 31, 2022		December 31, 2021
	Amount	Fair value	Amount	Fair value
Balances with Federal Reserve of the United States of America	1,144,896	1,144,896	1,201,101	1,201,101
Cash and balances with other banks (1)	46,040	46,040	9,900	9,900
Total	1,190,936	1,190,936	1,211,001	1,211,001

Schedule of sensitivity analysis of fair value due to change in interest rate.
Following is an analysis of the Bank’s sensitivity to the most likely increase or decrease in market interest rates at the reporting date, assuming no asymmetrical movements in yield curves and a constant financial position:

	Change in interest rate	Effect on profit or loss	Effect on equity
December 31, 2022	+50 bps	4,559	676
	-50 bps	(4,629)	(206)

December 31, 2021	+50 bps	(45)	17,232
	-50 bps	(2,297)	10,772

Schedule of financial assets available to support future funding
The following table sets out the Bank’s financial assets available to support future funding:

	December 31, 2022		December 31, 2021
	Pledged as collateral	Available as collateral	Pledged as collateral	Available as collateral
Cash and due from banks	50,649	1,190,936	42,051	1,211,001
Notional of investment securities	331,571	672,042	447,588	343,319
Loans at amortized cost	—	6,763,020	—	5,734,605
Total	382,220	8,625,998	489,639	7,288,925
The Bank has USD LIBOR exposures on floating-rate loans, borrowings and loan commitments. Disaggregated information of such financial instruments that have yet to transition to an alternative benchmark rate as at December 31, 2022 is the following. The information presented is the remaining exposure as at each reporting date.

	December 31, 2022	June 30, 2023
(Notional in US$ thousands)
Financial assets
Loans	1,357,407	1,178,782

Financial liabilities
Borrowings	62,500	12,500

Loan commitments	92,188	92,188

Schedule of Bank's interest rate gap position
The table below details the Bank's exposure based on interest rate repricing/maturity date on interest-bearing financial assets and liabilities:

	December 31, 2022
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without interest rate risk	Total
Assets
Cash and due from banks	1,233,700	—	—	—	—	7,886	1,241,586
Securities, net	112,736	114,815	82,666	701,749	7,977	—	1,019,943
Loans	2,956,268	2,531,067	1,007,343	240,949	27,393	—	6,763,020
Total	4,302,704	2,645,882	1,090,009	942,698	35,370	7,886	9,024,549

Liabilities
Demand deposits and time deposits	(2,746,776)	(250,299)	(153,862)	(35,082)	—	(4,697)	(3,190,716)
Securities sold under repurchase agreements	(52,164)	(62,968)	(53,740)	(131,626)	—	—	(300,498)
Borrowings and debt, net	(1,354,457)	(953,503)	(1,083,543)	(999,151)	(25,857)	—	(4,416,511)
Total	(4,153,397)	(1,266,770)	(1,291,145)	(1,165,859)	(25,857)	(4,697)	(7,907,725)

Net effect of derivative financial instruments held for interest risk management	476	41	2,145	12,215	(2,350)	—	12,527
Total interest rate sensitivity	149,783	1,379,153	(198,991)	(210,946)	7,163	3,189	1,129,351
C.    Market risk (continued)

	December 31, 2021
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without interest rate risk	Total
Assets
Cash and due from banks	1,249,545	—	—	—	—	3,507	1,253,052
Securities, net	26,693	28,906	121,834	647,178	—	—	824,611
Loans	2,510,544	1,593,471	1,378,589	246,721	10,593	—	5,739,918
Total	3,786,782	1,622,377	1,500,423	893,899	10,593	3,507	7,817,581

Liabilities
Demand deposits and time deposits	(2,634,776)	(309,601)	(78,439)	(8,000)	—	(5,412)	(3,036,228)
Securities sold under repurchase agreements	(332,417)	(60,052)	—	(35,028)	—	—	(427,497)
Borrowings and debt	(1,265,779)	(653,454)	(452,621)	(915,938)	(16,386)	—	(3,304,178)
Total	(4,232,972)	(1,023,107)	(531,060)	(958,966)	(16,386)	(5,412)	(6,767,903)

Net effect of derivative financial instruments held for interest risk management	2,791	(1,230)	(7,773)	(10,722)	(716)	—	(17,650)
Total interest rate sensitivity	(443,399)	598,040	961,590	(75,789)	(6,509)	(1,905)	1,032,028
Disaggregated information by derivative financial instruments based on floating USD LIBOR rate, that have yet to transition to an alternative benchmark rate as at December 31, 2022 is the following. The information presented is the remaining notional amount as at each reporting date.

	December 31, 2022	June 30, 2023
(Notional US$ thousands)
Derivatives held for risk management
Derivative financial instruments - assets	1,937	—
Derivative financial instruments - liabilities	88,768	68,768

Schedule of risk arising from financial instruments	The following table presents the maximum exposure amount in foreign currency of the Bank’s carrying amount of total assets and liabilities, except for hedging relationships.
C.    Market risk (continued)

	December 31, 2022
	Brazilian real	European euro	Japanese yen	Colombian peso	Mexican peso	Other currencies (1)	Total
Exchange rate	5.29	1.07	130.96	4,854.37	19.50
Assets
Cash and due from banks	26	53	4	9	5,439	38	5,569
Loans	—	—	—	—	301,765	—	301,765
Total	26	53	4	9	307,204	38	307,334

Liabilities
Borrowings and debt	—	—	—	—	(306,603)	—	(306,603)
Total	—	—	—	—	(306,603)	—	(306,603)

Net currency position	26	53	4	9	601	38	731

	December 31, 2021
	Brazilian real	European euro	Japanese yen	Colombian peso	Mexican peso	Other currencies (1)	Total
Exchange rate	5.57	1.14	115.15	4,072.94	20.46
Assets
Cash and due from banks	—	7	1	21	1,531	34	1,594
Loans	—	—	—	—	222,747	—	222,747
Total	—	7	1	21	224,278	34	224,341

Liabilities
Borrowings and debt	—	—	—	—	(224,384)	—	(224,384)
Total	—	—	—	—	(224,384)	—	(224,384)

Net currency position	—	7	1	21	(106)	34	(43)
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.